Summary of Significant Account Policies: (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Significant accounting policies:
Basis of presentation

Basis of presentation

The accounting policies followed by the Company are set forth in the Company’s financial statements that are a part of its Annual Report on Form 10-K for the fiscal year ended June 30, 2013 and should be read in conjunction with the financial statements contained herein.

The financial information included herein as of December 31, 2013, and for the three and six month periods ended December 31, 2013, and 2012, are unaudited, pursuant to accounting principles for interim financial information generally accepted in the United States of America, and the rules of the Securities and Exchange Commission.

The Company believes that the disclosures are adequate to make the information presented not misleading. The information presented reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the periods.

Earnings per share

Earnings per share

The Company has adopted the provisions of Financial Accounting Standards Board, Accounting Standards Codification (“FASB ASC”) 260, “Earnings per Share”. FASB ASC 260 reporting requirements replace primary and fully-diluted earnings per share (“EPS”) with basic and diluted EPS. Basic EPS is calculated by dividing net income (available to common stockholders) by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Potential dilutive securities (e.g., convertible preferred stock, stock warrants and convertible debt) have been considered, but the Company reported net losses for the three and six month periods ended December 31, 2012, and, accordingly, their effects would be anti-dilutive. See the table below for a reconciliation of basic and diluted earnings per share.

	For the three months ended December 31, 2013			For the six months ended December 31, 2013
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Income available to common shareholders - basic earnings per share	9,556,979	77,500,392	0.12	6,704,723	77,466,112	0.09

Effect of dilutive securities
Warrants	—	68,013,239		—	35,423,286
Convertible debt	719	—		66,883	2,522,450
Convertible preferred	—	32,324,000		243,000	21,181,583

Income available to common shareholders - diluted earnings per share	9,557,698	177,837,631	0.05	7,014,606	136,593,431	0.05

Earnings (loss) per common share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income available to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income available to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., preferred dividends, stock warrants or other convertible debt) during the period.

As discussed in Note D, there were no dilutive securities outstanding during the years ended June 30, 2013, 2012 and 2011. The weighted average number of common and common equivalent shares outstanding was 77,263,381, 77,009,351 and 76,048,925 for the years ended June 30, 2013, 2012 and 2011, respectively.